Interest expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expenses

17. Interest expenses

	For the year ended	For the three months ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022 (transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Bank loan	1,584	279	617	—
Convertible debentures	235	—	—	—
Lease liabilities	20	6	16	—
	1,839	285	633	—